Consolidated Statement of Financial Position	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Grown Rogue Unlimited LLC [Member]
Current Assets
Cash	$ 826,643	$ 453,199
Accounts receivable, net	252,908	31,750
Other receivable	52,843
Biological assets (note 6)	149,617	10,436
Inventory (note 7)	1,380,101	1,342,597
Prepaid expenses and other assets	207,582	47,940
Total Current Assets	2,869,694	1,885,922
Property and equipment (note 8)	1,575,921	989,196
Intangible Assets (note 9)	64,974	39,373
Deferred transaction costs	855,679
Total Assets	5,366,268	2,914,491
Current Liabilities
Accounts payable and accrued liabilities	2,382,694	706,667
Finance lease payable (note 10)	99,134	39,666
Convertible promissory notes (note 12)	265,277	640,065
Long-term debt (note 11)		502,173
Due to employee/director (note 19)	104,000	104,000
Interest payable (notes 11, 12)	470,134	154,978
Total Current Liability	3,321,239	2,147,549
Finance lease payable (note 10)	97,680	82,810
Convertible promissory notes (note 12)	1,034,099	754,517
Convertible debentures (note 13)	931,099
Long-term debt (note 11)	50,000	50,000
Deferred rent (note 20)	31,256	24,912
Derivative liabilities	148,500	157,000
Total liabilities	5,613,873	3,216,788
Members’ Deficit
Members’ Capital (note 14)	4,701,773	100
Subscriptions Payable (note 15)	720,516
Equity Component of Convertible Debentures (note 13)	132,000
Contributed Surplus (note 16)	2,010,489
Accumulated Deficit	(7,812,383)	(302,397)
Total shareholders’ deficiency	(247,605)	(302,297)
Total Liabilities and Members' Deficiency	$ 5,366,268	$ 2,914,491